Earnings per share	6 Months Ended
Jun. 30, 2020
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share

Basic earnings per share have been calculated by dividing the profit attributable to equity holders by the average number of shares outstanding. Diluted earnings per share equals basic earnings per share for the periods presented.

Item	For the six-month period ended June 30,
	2020	2019
	($ in thousands)
Profit/ (loss) from continuing operations attributable to Atlantica.	(28,171)	16,956
Average number of ordinary shares outstanding (thousands) - basic and diluted	101,602	100,516
Earnings per share from continuing operations (U.S. dollar per share) - basic and diluted	(0.28)	0.17
Earnings per share from profit/(loss) for the period (U.S. dollar per share) - basic and diluted	(0.28)	0.17